Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 30, 2025		Dec. 29, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 10,553		$ 13,378		$ 2,593
Accounts receivable, net	29,305		25,842		26,281
Inventories	11,010		22,110		3,058
Prepaid expenses and other current assets	12,619		8,206		5,817
Contract assets	37,345		26,066
Total current assets	100,832		95,602		37,749
Restricted cash	3,841		3,841		3,823
Property and equipment, net	4,625		5,493		4,317
Operating lease right-of-use assets	2,753		3,041		1,235
Other noncurrent assets	614		628		198
Goodwill	18,476		18,476
Intangible assets, net	16,670		17,385
Total assets	147,811		144,466		47,322
Current liabilities:
Accounts payable	14,876		7,980		13,122
Accrued expenses and other current liabilities	51,431	[1]	56,081	[1]	27,870
Notes payable, net					28,657
Contract liabilities	13,101		10,003		2,423
Debt with CS Solis					33,280
Forward purchase agreement liabilities	2,050		2,220		599
Total current liabilities	84,538		79,442		109,183
Warranty provision, noncurrent	3,437		3,437		3,416
Warrant liability	2,653		1,561		9,817
Contract liabilities, noncurrent	884		918		1,055
Notes payable and derivative liabilities	84,959		92,638
Other long-term liabilities	8,039		8,553
Operating lease liabilities, net of current portion	1,887		2,263		664
Total liabilities	236,792		242,005		124,135
Commitments and contingencies
Stockholders’ (deficit):
Common stock, value	14		14		7
Additional paid-in capital	314,092		313,661		277,965
Accumulated other comprehensive loss	165		165		143
Accumulated deficit	(403,252)		(411,379)		(354,928)
Total stockholders’ (deficit)	(88,981)		(97,539)		(76,813)
Total liabilities and stockholders’ equity	147,811		144,466		47,322
Related Party
Current liabilities:
Current portion of notes payable with related parties	1,500		1,500
SAFE Agreement with related party	404		384
Forward purchase agreement liabilities with related parties	1,176		1,274		3,232
Notes payable and derivative liabilities with related parties, net of current portion	$ 50,395		$ 53,193

[1]	Includes accrued interest due to related parties of $3.0 million and $2.2 million as of March 30, 2025 and December 29, 2024, respectively.